Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Accrued bonus	$349,000	$—
Professional fees	123,756	85,088
Accrued vacation	25,945	20,328
Other	7,910	1,394

Accrued expenses and other current liabilities	$506,611	$106,810